Dividends (Narrative) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Aug. 31, 2022	Aug. 31, 2020
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Additional dividend rate		$ 0.0025
Discount from dividend reinvestment plan			2.00%
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate period		5 years
Dividend payment rate	4.50%	2.791%
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate period		5 years
Shares issued upon conversion	1,987,607
5-year Government of Canada Bond Yield [Member] | Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate, variable		2.00%
Three-month Government of Canada Treasury Bill [Member] | Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate, variable		2.00%